Significant Accounting Policies and Practices (Details) - Schedule of Revenue Disaggregated By Revenue - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Net revenue	$ 437,855	$ 1,022,851	$ 2,123,364	$ 3,997,490
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	155,329	442,867	594,667	1,613,924
Platform (Creator Subscriptions) [Member]
Disaggregation of Revenue [Line Items]
Net revenue	243,397	230,212	852,969	1,138,812
Ecommerce [Member]
Disaggregation of Revenue [Line Items]
Net revenue	39,014	347,944	646,745	1,237,634
Affiliate Sales [Member]
Disaggregation of Revenue [Line Items]
Net revenue	$ 115	$ 1,828	$ 28,983	$ 7,120